UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on June 30, 2002 pursuant to a request for confidential treatment and for which that confidential treatment expired on December 31, 2002.

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [ X ]; Amendment Number:     2
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202

Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:


      /S/ Henry H. Hopkins        Baltimore, Maryland      February 21, 2003
              [Signature]            [City, State]           [Date]




Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value Total: 162,730

List of Other Included Managers: NONE













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


                                                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------

BIOGEN INC                     COMM STK         090597105    2540    61300   SH      SOLE              0         0   61300
BROCADE COMM SYS               COMM STK         111621108   18880  1080093   SH      SOLE         520800         0  559293
CULLEN/FROST BANKERS INC       COMM STK         229899109    6183   172000   SH      SOLE          12000         0  160000
DST SYSTEMS INC                COMM STK         233326107   16090   352000   SH      SOLE         230000         0  122000
LESCO INC                      COMM STK         526872106    3041   263500   SH      SOLE              0         0  263500
LILLY (ELI) AND COMPANY        COMM STK         532457108   20808   368939   SH      SOLE         297889         0   71050
MEDIMMUNE INC                  COMM STK         584699102    9821   371990   SH      SOLE         144030         0  227960
POTASH CORP. OF SASKATCHEWAN   COMM STK         73755L107   57982   869300   SH      SOLE         569800         0  299500
PRINCIPAL FINANCIAL GROUP      COMM STK         74251V102    3258   105100   SH      SOLE          23300         0   81800
ST JUDE MEDICAL INC            COMM STK         790849103    6347    85948   SH      SOLE          11098         0   74850
ST PAUL COMPANIES, INC         COMM STK         792860108    1812    46550   SH      SOLE          20550         0   26000
SANDERS MORRIS HARRIS GROUP    COMM STK         80000Q104     694   106800   SH      SOLE              0         0  106800
SIERRA PACIFIC RESOURCES       COMM STK         826428104     964   123600   SH      SOLE           8600         0  115000
STATE STREET CORPORATION       COMM STK         857477103    5301   118600   SH      SOLE          22600         0   96000
SUNGARD DATA SYSTEMS           COMM STK         867363103    1059    40000   SH      SOLE              0         0   40000
TICKET MASTER ONLINE CITY      COMM STK         88633P203    4320   230900   SH      SOLE         209700         0   21200
UNITED STATES CELLULAR         CONV BD          911684AA6    3630 12392000  PRN      SOLE         150000         012242000